Significant Accounting Policies - Additional Information (Detail) ₩ / shares in Units, $ / shares in Units, ₩ in Billions		1 Months Ended	6 Months Ended	12 Months Ended
	May 15, 2020 shares	May 31, 2017 KRW (₩) ₩ / shares shares	Jun. 30, 2021 Segment	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 31, 2017 USD ($) $ / shares
Summary Of Significant Accounting Policies [Line Items]
Impairment of indefinite-lived intangible assets				$ 0
Impairment of goodwill				0
Defined benefit plan, benefit obligation				2,792,000	$ 1,882,000	$ 1,245,000
Defined contribution expense				467,000	394,000
Deferred offering costs					1,300,000
Advertising Expense				$ 61,800,000	28,500,000
Number of operating segments | Segment			1	1
2.5% Convertible bonds due 2024 [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument face amount		₩ 210					$ 193,000,000
Debt instrument, interest rate, stated percentage		2.50%					2.50%
Debt conversion shares issued | shares	715,258
2.5% Non convertible bonds due 2024 [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt instrument face amount		₩ 90					$ 83,000,000
Debt instrument, interest rate, stated percentage		2.50%					2.50%
Debt conversion shares issued | shares	306,539	306,540
Debt conversion shares issued price per share | (per share)		₩ 293,600					$ 270
Other net [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs				$ 5,400,000
Employee contributions percentage one [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent				1.00%
Employee contributions percentage two [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent				5.00%
On the one percentage of employee contributions [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent of match				100.00%
On the next five percentage of employee contributions [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined contribution plan matching contribution percent of match				50.00%
Other non-current liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan, benefit obligation				$ 2,800,000	$ 1,900,000